Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Rent Expenses

Theatre rent expense was as follows:

	Year Ended December 31,
	2010	2011	2012
Fixed rent expense	$186,893	$200,006	$205,770
Contingent rent and other facility lease expenses	68,824	76,272	75,845

Total facility lease expense	$255,717	$276,278	$281,615

Estimated Future Minimum Lease Payments

Future minimum lease payments under noncancelable operating and capital leases that have initial or remaining terms in excess of one year at December 31, 2012 are due as follows:

	Operating Leases	Capital Leases
2013	$225,814	$25,304
2014	227,238	25,117
2015	222,469	25,299
2016	212,861	25,158
2017	193,672	23,436
Thereafter	807,121	110,934

Total	$1,889,175	$235,248

Amounts representing interest payments		85,077

Present value of future minimum payments		$150,171
Current portion of capital lease obligations		11,064

Capital lease obligations, less current portion		$139,107